SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
SEPTEMBER 30, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.4%

Argentina – 0.2%
Bioceres Crop Solutions [1]	50,000	$268,000
Total		268,000

Australia – 4.0%
Bravura Solutions	114,200	279,071
Cochlear	9,000	1,279,229
IPH	561,575	2,885,795
Steadfast Group	206,000	473,378
Technology One	147,200	844,456
Total		5,761,929

Bermuda – 0.6%
Assured Guaranty [2]	21,700	466,116
Bank of N.T. Butterfield & Son	19,600	436,688
Total		902,804

Brazil – 1.6%
B3-Brasil, Bolsa, Balcao	40,100	392,796
Linx	126,400	778,760
TOTVS	201,185	970,835
YDUQS Participacoes	49,400	241,111
Total		2,383,502

Canada – 12.2%
Agnico Eagle Mines [2]	10,000	796,100
Alamos Gold Cl. A	192,000	1,691,382
Altus Group	30,300	1,259,058
AutoCanada	43,000	585,476
CAE	46,100	674,423
Centerra Gold	78,000	907,379
Descartes Systems Group (The) [1,2,3]	47,000	2,678,060
FirstService Corporation	5,500	725,395
Major Drilling Group International [1]	336,000	1,799,166
Morneau Shepell	54,700	1,142,022
Pan American Silver [2]	25,400	816,610
Park Lawn	54,000	1,115,242
Pason Systems	98,500	391,322
People Corporation [1]	39,700	327,367
Sprott	57,260	1,954,464
TMX Group	9,200	946,152
Total		17,809,618

China – 0.6%
A-Living Services	162,300	826,436
Total		826,436

Denmark – 1.1%
Chr. Hansen Holding [1]	6,800	755,753
SimCorp	6,300	828,134
Total		1,583,887

France – 2.0%
Esker	7,600	1,296,178
Gaztransport Et Technigaz	8,100	772,023
Interparfums [1]	16,200	830,976
Total		2,899,177

Germany – 5.2%
Amadeus Fire [1]	12,200	1,518,998
Carl Zeiss Meditec	11,600	1,468,153
CompuGroup Medical	10,900	1,008,831
Deutsche Konsum REIT	36,500	675,925
Medios [1]	20,900	738,602
MorphoSys [1]	5,700	724,005
PATRIZIA	18,200	496,419
STRATEC	6,200	904,236
Total		7,535,169

Greece – 1.0%
Mytilineos	32,700	350,676
Sarantis	108,500	1,086,331
Total		1,437,007

Iceland – 0.7%
Ossur	154,100	1,091,667
Total		1,091,667

India – 0.7%
AIA Engineering	41,600	1,038,922
Total		1,038,922

Indonesia – 0.3%
Selamat Sempurna	5,500,000	442,673
Total		442,673

Isle of Man – 0.4%
Strix Group	175,700	549,722
Total		549,722

Israel – 2.9%
Nova Measuring Instruments [1,2]	25,000	1,303,500
Tel Aviv Stock Exchange	663,800	2,963,857
Total		4,267,357

Italy – 1.4%
Avio [1]	20,100	316,053
Carel Industries	50,900	1,076,377
DiaSorin	1,700	342,655
Gruppo MutuiOnline	12,800	355,494
Total		2,090,579

Japan – 10.2%
Advantest Corporation	21,200	1,029,703
As One	7,900	1,133,222
Benefit One	41,200	1,039,967
Daifuku	12,300	1,237,995
eGuarantee	26,000	591,824
Fukui Computer Holdings	37,800	1,106,723
Harmonic Drive Systems	14,600	939,476
Meitec Corporation	18,200	927,523
Morningstar Japan KK	262,200	1,262,162
Nihon M&A Center	13,000	741,533
NSD	49,600	970,619
Prestige International	112,200	1,011,749
SCSK	7,600	425,202
TechnoPro Holdings	6,500	401,944
TKC Corporation	24,400	1,582,696
Zenkoku Hosho	10,000	393,732
Total		14,796,070

Luxembourg – 0.4%
Eurofins Scientific [1]	700	554,146
Total		554,146

Mexico – 0.3%
Becle	253,900	516,263
Total		516,263

Netherlands – 1.6%
IMCD	19,400	2,309,857
Total		2,309,857

New Zealand – 0.7%
Fisher & Paykel Healthcare	43,500	957,514
Total		957,514

Singapore – 1.8%
Midas Holdings [1,4]	400,000	0
XP Power	47,300	2,686,964
Total		2,686,964

South Africa – 0.3%
Transaction Capital [1]	365,700	472,910
Total		472,910

Sweden – 6.1%
Bravida Holding [1]	101,300	1,230,564
BTS Group [1]	27,400	614,538
Bufab [1]	82,000	1,271,301
Dometic Group [1]	60,400	746,576
Karnov Group	213,600	1,287,754
Lagercrantz Group	47,500	959,062
Loomis [1]	12,300	336,080
Mycronic	79,200	1,867,348
OEM International Cl. B [1]	16,500	530,493
Total		8,843,716

Switzerland – 3.3%
Inficon Holding	900	740,626
Kardex Holding	7,000	1,292,279
LEM Holding	450	842,937
VAT Group	4,600	879,403
VZ Holding	11,200	998,983
Total		4,754,228

United Kingdom – 15.8%
Abcam	50,600	799,721
Ashmore Group	313,100	1,439,043
CentralNic Group [1]	888,485	999,985
Clarkson	12,800	371,108
Computacenter	18,300	559,400
Diploma [1]	34,900	985,618
DiscoverIE Group [1]	153,600	1,208,580
Eckoh	677,100	606,198
FDM Group Holdings	88,000	1,148,015
Ferroglobe (Warranty Insurance Trust) [1,4]	41,100	0
Halma	38,300	1,154,376
HomeServe	71,600	1,137,345
Ibstock [1]	181,300	364,394
Keystone Law Group	171,500	1,078,270
Learning Technologies Group	601,000	1,016,766
Marlowe [1]	218,800	1,509,971
Midwich Group [1]	84,900	380,992
Mortgage Advice Bureau Holdings	119,300	1,085,669
Polypipe Group [1]	209,700	1,163,868
Restore [1]	463,300	1,914,022
RWS Holdings	96,800	704,977
Softcat [1]	34,800	542,169
Spirax-Sarco Engineering	7,900	1,123,184
SThree [1]	422,900	1,307,820
YouGov	30,000	327,818
Total		22,929,309

United States – 21.9%
Air Lease Cl. A [2,3]	30,330	892,309
APi Group [1]	101,500	1,444,345
BOK Financial [2]	12,700	654,177
Chicken Soup For The Soul
Entertainment Cl. A [1]	20,000	288,600
CIRCOR International [1,2]	56,700	1,550,745
CMC Materials [2]	10,300	1,470,943
Cognex Corporation [2]	10,748	699,695
Coherent [1,2]	9,100	1,009,463
Colfax Corporation [1,2,3]	42,900	1,345,344
Diodes [1,2]	20,500	1,157,225
ESCO Technologies [2]	11,000	886,160
FARO Technologies [1,2,3]	14,500	884,210
Helios Technologies [2]	24,639	896,860
Innospec [2,3]	12,457	788,777
Kadant [2]	7,800	855,036
KBR [2]	64,600	1,444,456
Lindblad Expeditions Holdings [1]	43,000	365,930
Lindsay Corporation [2]	6,850	662,258
Manhattan Associates [1,2,3]	12,400	1,184,076
Mesa Laboratories [2]	6,100	1,554,036
Morningstar [2]	9,400	1,509,734
National Instruments [2]	15,200	542,640
Onto Innovation [1,2,3]	31,145	927,498
PAR Technology [1,2]	38,391	1,555,219
ProAssurance Corporation	75,000	1,173,000
Quaker Chemical [2]	7,969	1,432,109
SEACOR Holdings [1,2,3]	10,100	293,708
SEACOR Marine Holdings [1,2]	20,309	41,227
SEI Investments [2]	35,700	1,810,704
Transcat [1]	24,277	711,316
Upland Software [1,2,3]	33,100	1,247,870
Webster Financial [2]	19,700	520,277
Total		31,799,947

Uruguay – 0.1%
Arcos Dorados Holdings Cl. A [2]	47,424	194,438
Total		194,438

TOTAL COMMON STOCKS
(Cost $108,910,720)		141,703,811
REPURCHASE AGREEMENT – 8.0%
Fixed Income Clearing Corporation, 0.00% dated 9/30/20, due 10/1/20, maturity value $11,644,452 (collateralized by obligations of various U.S. Government Agencies, 0.125% due 7/15/24, valued at $11,877,436) (Cost $11,644,452)	11,644,452

TOTAL INVESTMENTS – 105.4%
(Cost $120,555,172)	153,348,263

LIABILITIES LESS CASH
AND OTHER ASSETS – (5.4)%	(7,899,758)

NET ASSETS – 100.0%	$145,448,505

[1]	Non-income producing.

[2]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at September 30, 2020. Total market value of pledged securities at September 30, 2020, was $20,562,716.

[3]	At September 30, 2020, a portion of these securities were rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $6,332,407.

[4]

Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $120,578,840. At September 30, 2020, net unrealized appreciation for all securities was $32,769,423, consisting of aggregate gross unrealized appreciation of $38,631,143 and aggregate gross unrealized depreciation of $5,861,720. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$55,178,073	$86,525,738	$0	$141,703,811
Repurchase Agreement	–	11,644,452	–	11,644,452

Level 3 Reconciliation:

	Balance as of 12/31/19	Purchases	Sales	Realized Gain (Loss)	Unrealized Gain (Loss)	Balance as of 9/30/20
Common Stocks	$0	$–	$–	$–	$–	$0

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at September 30, 2020 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding, or as otherwise required by applicable regulatory standards, and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or comply with other financial covenants set forth in the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement, which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $8,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $15,000,000.

As of September 30, 2020, the Fund has outstanding borrowings of $8,000,000. During the nine months ended September 30, 2020, the Fund borrowed an average daily balance of $8,000,000. As of September 30, 2020, the aggregate value of rehypothecated securities was $6,332,407.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).